Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]	Total
Balance (in shares)
Balance (in shares) at Dec. 31, 2015
Balance at Dec. 31, 2015			$ (365,120)	$ 32,779,443	$ 32,414,323
Net increase in former Parent Company investment				8,823,927	8,823,927
Net (loss) / income			(10,141,353)		(10,141,353)
Balance (in shares)
Balance (in shares) at Dec. 31, 2016
Balance at Dec. 31, 2016			(10,506,473)	41,603,370	31,096,897
Balance (in shares)
Net increase in former Parent Company investment				915,525	915,525
Net (loss) / income			849,701		849,701
Balance (in shares)
Balance (in shares) at Dec. 31, 2017
Balance at Dec. 31, 2017			(9,656,772)	42,518,895	32,862,123
Balance (in shares)
Net increase in former Parent Company investment				9,984,409	9,984,409
Net (loss) / income			1,119,735		1,119,735
Balance (in shares)
Capitalization at spin-off, including issuance of common stock	$ 22,548	52,480,756		(52,503,304)
Dividends to Series B preferred shares			(565,229)		(565,229)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	25,090
Issuance of restricted shares for stock incentive award and share-based compensation	$ 251	137,266			137,517
Balance (in shares) at Dec. 31, 2018	2,279,920
Balance at Dec. 31, 2018	$ 22,799	$ 52,618,022	$ (9,102,266)		$ 43,538,555
Balance (in shares)	2,279,920